Cover	Aug. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 23, 2024
Entity File Number	001-00652
Entity Registrant Name	UNIVERSAL CORPORATION
Entity Central Index Key	0000102037
Entity Tax Identification Number	54-0414210
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	9201 Forest Hill Avenue
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	804
Local Phone Number	359-9311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	UVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false